Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Components of Income Tax Expense Benefit Abstract
Current tax expense	₨ 128,050.2	$ 1,851.5	₨ 108,676.0	₨ 84,273.5
Deferred tax (benefit) expense	(8,129.4)	(117.6)	(10,403.5)	(5,048.6)
Interest on income tax refund	(527.3)	(7.6)	0.0	0.0
Income tax expense	₨ 119,393.5	$ 1,726.3	₨ 98,272.5	₨ 79,224.9